29. Financial income (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Income [Abstract]
Provision amounts	R$ 840,637	R$ 849,408	R$ 528,320